UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Tiedemann Trust Company
Address: 1201 North Market Street Suite 1406
         Wilmington  DE 19801

Form 13F File Number: 28-12765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Peters
Title: Chief Compliance Officer
Phone: 302-656-5644

Signature, Place, and Date of Signing:

David A. Peters       Wilmington, Delaware         05/03/2010
--------------------  ---------------------------  ----------

By:    /s/ David A. Peters
      -------------------------
       David A. Peters

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                2

     Form 13F Information Table Entry Total:         167

     Form 13F Information Table Value Total:   $  471350
                                               -----------------
                                                (thousands)



     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number   Name
     ---  -------------------    -----------------------------------------
      1    28-13689              Tiedemann Wealth Management Holdings, LLC
      2    28-13688              Tiedemann Wealth Management, LLC


COLUMN                                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------      --------      --------- -------- ----------------- ---------- -------- ---------------------
                                         TITLE                   VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP   (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------------------      --------      --------- -------- -------  --- ---- ---------- -------- ------  ------ ------
Abbott Laboratories                     COM           002824100      809   15350   SH         Defined      1 2  15350
Abbott Laboratories                     COM           002824100      242    4600   SH           Other                           4600
Alcon Inc                               COM SHS       H01301102      242    1500   SH           Other                           1500
Amazon Com Inc                          COM           023135106     6905   50857   SH         Defined      1 2  50857
American Natl Ins Common                COM           028591105      988    8700   SH           Other                           8700
American Tower Corp                     CL A          029912201      341    8000   SH           Other                           8000
Anadarko Pete Corp Common               COM           032511107       68     928   SH         Defined      1 2    928
Anadarko Pete Corp Common               COM           032511107      364    5000   SH           Other                           5000
Ansys Inc.                              COM           03662Q105      382    8842   SH         Defined      1 2   8842
Apple Computer Inc                      COM           037833100     1089    4636   SH         Defined      1 2   4636
Apple Computer Inc                      COM           037833100      194     825   SH           Other                            825
AT & T Inc                              COM           00206R102      287   11106   SH         Defined      1 2  11106
Atlas Energy, Inc.                      COM           049298102     2616   84057   SH         Defined      1 2  84057
Bank Of America Corp, Charlotte (Nc)    COM           060505104      182   10174   SH         Defined      1 2  10174
Bank Of America Corp, Charlotte (Nc)    COM           060505104      199   11150   SH           Other                          11150
Becton Dickinson & Co                   COM           075887109      236    3000   SH           Other                           3000
Berkshire Hathaway Class B New          CL B NEW      084670702      410    5050   SH           Other                           5050
Boardwalk Pipeline Partners LP          UT LTD PRTNER 096627104     5533  185912   SH         Defined      1 2 185912
BP Amoco Plc                            SPONSORED ADR 055622104     1198   21000   SH         Defined      1 2  21000
Breitburn Energy Partners, L.P.         CM UT LTD PTN 106776107     3450  231233   SH         Defined      1 2 231233
Buckeye Partners LP                     UNIT LTD PRTN 118230101     7066  117624   SH         Defined      1 2 117624
Canadian Nat Res Ltd Common             COM           136385101      563    7600   SH           Other                           7600
Caterpillar Inc Del COM                 COM           149123101      126    2000   SH         Defined      1 2   2000
Caterpillar Inc Del COM                 COM           149123101      126    2000   SH           Other                           2000
Chevron Corp                            COM           166764100      758   10000   SH         Defined      1 2  10000
Cigna Corp.                             COM           125509109      585   16000   SH         Defined      1 2  16000
Cisco Systems Inc.                      COM           17275R102      598   22979   SH         Defined      1 2  22979
Cisco Systems Inc.                      COM           17275R102      264   10150   SH           Other                          10150
Claymore/AlphaShares China Small Cap    CH SM CP      18383Q853     7742  280000   SH         Defined      1 2 280000
CNA Finl Corp Common                    COM           126117100      657   24600   SH           Other                          24600
CNA Finl Corp Common                    COM           126117100      267   10000   SH         Defined      1 2  10000
Coca-cola Co COM                        COM           191216100      342    6216   SH         Defined      1 2   6216
Copano Energy, LP                       COM UNITS     217202100     2798  115626   SH         Defined      1 2 115626
Deere & Co.                             COM           244199105      494    8300   SH         Defined      1 2   8300
Devon Energy Corp. New                  COM           25179M103      207    3208   SH         Defined      1 2   3208
Diamond Offshore Drilling               COM           25271C102      266    3000   SH           Other                           3000
E I Du Pont De Nemours And Co.          COM           263534109      232    6234   SH         Defined      1 2   6234
Ecolab Inc COM                          COM           278865100      220    5000   SH           Other                           5000
Emerson Elec Co COM                     COM           291011104      967   19206   SH         Defined      1 2  19206
Enbridge Energy Partners, L.P.          COM           29250R106     9663  191078   SH         Defined      1 2 191078
Encore Energy L.P.                      COM UNIT      29257A106     3344  167605   SH         Defined      1 2 167605
Energy Transfer Partners L.P.           UT LTD PTn    29273R109    11299  241114   SH         Defined      1 2 241114
Enterprise Products Partners LP         COM           293792107    17781  514210   SH         Defined      1 2 514210
Ev Energy Partners, LP                  COM UNITS     26926V107     3975  124534   SH         Defined      1 2 124534
Exxon Mobil Corp                        COM           30231G102     5502   82148   SH         Defined      1 2  82148
Exxon Mobil Corp                        COM           30231G102        5      75   SH           Other                             75
Fedex Corp COM                          COM           31428X106      238    2550   SH           Other                           2550
FPL Group Inc Common                    COM           302571104      290    6000   SH         Defined      1 2   6000
Freeport-mcmoran Copper & Gold Cl B     COM           35671D857      756    9050   SH         Defined      1 2   9050
General Dynamics Corp                   COM           369550108      239    3100   SH           Other                           3100
General Electric                        COM           369604103     1472   80900   SH         Defined      1 2  80900
General Electric                        COM           369604103      183   10050   SH           Other                          10050
Google Inc-Cl A                         CL A          38259P508     2090    3685   SH         Defined      1 2   3685
Google Inc-Cl A                         CL A          38259P508      170     300   SH           Other                            300
Heckmann Corp.                          COM           422680108      754  130000   SH         Defined      1 2 130000
Honeywell Intl Inc COM                  COM           438516106      754   16660   SH         Defined      1 2  16660
Hugoton Royalty Tr                      UNIT BEN INT  444717102     1179   71295   SH         Defined      1 2  71295
Illinois Tool Wks Inc COM               COM           452308109     1196   25250   SH         Defined      1 2  25250
Intel Corporation                       COM           458140100      370   16609   SH         Defined      1 2  16609
Intel Corporation                       COM           458140100      232   10400   SH           Other                          10400
International Business Machines Corp.   COM           459200101      808    6300   SH         Defined      1 2   6300
International Business Machines Corp.   COM           459200101      513    4000   SH           Other                           4000
iPath DJ-AIG Commodity Index            DJBS CMDT ETN 06738C778    14848  372499   SH         Defined      1 2 372499
iPath S&P 500 VX Shrt-Trm Futures ETN   IPTH SHRT ETN 06740C527     1139   54198   SH         Defined      1 2  54198
iShares Barclay's 1-3 Year Treasury Bnd BARCLYS 1-3 Y 464287457    13849  166119   SH         Defined      1 2 166119
iShares Barclay's Aggregate Bond        BARCLY USAGG  464287226     1451   13926   SH         Defined      1 2  13926
iShares Barclay's TIPS Bond             BARCLY TPS BD 464287176      521    5011   SH         Defined      1 2   5011
iShares MSCI Canada Index               MSCI CDA IDX  464286509     7719  276567   SH         Defined      1 2 276567
iShares MSCI Emerging Markets Index     MSCI EMRG MKT 464287234     1523   36162   SH         Defined      1 2  36162
iShares MSCI Japan Index                MSCI JAPAN    464286848     8780  840961   SH         Defined      1 2 840961
iShares Russell 1000 Growth Index       RUSSELL1000GR 464287614     3300   63525   SH         Defined      1 2  63525
iShares S & P Europe Index              S&P EURO PLU  464287861    12773  333153   SH         Defined      1 2 333153
Jetblue Airways Corporation             COM           477143101      391   70000   SH           Other                          70000
Jetblue Airways Corporation             COM           477143101      195   35000   SH         Defined      1 2  35000
Johnson & Johnson                       COM           478160104      737   11300   SH         Defined      1 2  11300
Johnson & Johnson                       COM           478160104      522    8000   SH           Other                           8000
JPMorgan Alerian MLP ETN                ALERIAN ML ET 46625H365    21120  691770   SH         Defined      1 2 691770
Jpmorgan Chase & Co                     COM           46625H100      200    4461   SH         Defined      1 2   4461
Jpmorgan Chase & Co                     COM           46625H100      269    6000   SH           Other                           6000
Kayne Anderson Energy Development Co    COM           48660Q102     8188  506662   SH         Defined      1 2 506662
Kayne Anderson MLP Investment Co.       COM           486606106       51    1910   SH         Defined      1 2   1910
Kinder Morgan Energy Partners L P       UT LTD PTNR   494550106    17171  262471   SH         Defined      1 2 262471
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      538   33100   SH           Other                          33100
Korea Elec Pwr Corp Sponsored ADR       SPONSORED ADR 500631106      276   17000   SH         Defined      1 2  17000
L-3 Comm Hldgs Inc.                     COM           502424104      275    3000   SH           Other                           3000
Lockheed Martin Corp.                   COM           539830109       50     600   SH         Defined      1 2    600
Lockheed Martin Corp.                   COM           539830109      169    2025   SH           Other                           2025
Magellan Midstream Partners LP          COM UT RP LP  559080106    10212  214846   SH         Defined      1 2 214846
Market Vectors Agribusiness ETF         AGRIBUS ETF   57060U605     7519  166725   SH         Defined      1 2 166725
Market Vectors Gold Miners ETF          GOLD MINR ETF 57060U100    29757  670051   SH         Defined      1 2 670051
Market Vectors Pre-Refunded Muni ETF    PRE-RF MN ETF 57060U738     1034   41425   SH         Defined      1 2  41425
Markwest Energy Partners L.P.           UNIT LTD PTN  570759100     3637  118666   SH         Defined      1 2 118666
McDonalds Corp COM                      COM           580135101      443    6635   SH         Defined      1 2   6635
McDonalds Corp COM                      COM           580135101       17     250   SH           Other                            250
Merck & Co Inc New Pfd Conv 6%          PFD CONV 6%   58933Y204      381    1500   SH           Other                           1500
Metlife Inc                             COM           59156R108     1009   23281   SH         Defined      1 2  23281
Micron Technology Inc COM               COM           595112103      673   64900   SH           Other                          64900
Microsoft Corp.                         COM           594918104      744   25400   SH         Defined      1 2  25400
Microsoft Corp.                         COM           594918104      442   15100   SH           Other                          15100
Nokia Corp.                             SPONSORED ADR 654902204      218   14000   SH         Defined      1 2  14000
Norfolk Southern Corp                   COM           655844108      453    8100   SH           Other                           8100
Nustar Energy L.P.                      UNIT COM      67058H102     7411  122589   SH         Defined      1 2 122589
NV Energy, Inc.                         COM           67073Y106      580   47000   SH           Other                          47000
NV Energy, Inc.                         COM           67073Y106      284   23000   SH         Defined      1 2  23000
Occidental Petroleum Corp               COM           674599105      427    5050   SH           Other                           5050
Oil Services HOLDRS Trust               DEPOSTRY RCPT 678002106     1722   14045   SH         Defined      1 2  14045
Oneok Partners LP                       UNIT LTD PTN  68268N103     7091  115736   SH         Defined      1 2 115736
Overseas Shipholding Group Inc Common   COM           690368105      259    6600   SH           Other                           6600
Pepsico Inc.                            COM           713448108       70    1065   SH         Defined      1 2   1065
Pepsico Inc.                            COM           713448108      337    5100   SH           Other                           5100
Permian Basin Royalty Trust             UNIT BEN INT  714236106      870   49510   SH         Defined      1 2  49510
Petroleo Brasileiro Sa Petrobs Spsd ADR SPONSORED ADR 71654V408      223    5000   SH           Other                           5000
Pfizer Inc.                             COM           717081103      308   17940   SH         Defined      1 2  17940
Pinnacle West Cap Corp COM              COM           723484101      773   20500   SH           Other                          20500
Pinnacle West Cap Corp COM              COM           723484101      264    7000   SH         Defined      1 2   7000
Pioneer Southwest Energy LP             UNIT LP INT   72388B106     4051  172976   SH         Defined      1 2 172976
Plains All American Pipeline, L.P.      UNIT LTD PTN  726503105     8557  150391   SH         Defined      1 2 150391
PNM Resources Inc.                      COM           69349H107      564   45000   SH         Defined      1 2  45000
Potash Corp Sask Inc                    COM           73755L107      734    6154   SH         Defined      1 2   6154
Powershares DB US Dlr Idx Bull Fund LP  DOLL INDX BLL 73936D107     6160  258840   SH         Defined      1 2 258840
PowerShares Water Resources             WATER RESRCE  73935X575     4050  232361   SH         Defined      1 2 232361
Ppg Industries                          COM           693506107      235    3600   SH         Defined      1 2   3600
Procter & Gamble Co.                    COM           742718109     1807   28566   SH         Defined      1 2  28566
Procter & Gamble Co.                    COM           742718109      441    6975   SH           Other                           6975
ProShares Short 20+ Year Treasury   SHRT 20YR TRE     74347X849     4805   96276   SH         Defined      1 2  96276
Prudential Financial Inc                COM           744320102      236    3900   SH           Other                           3900
Quest Diagonostics Inc                  COM           74834L100      369    6326   SH         Defined      1 2   6326
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      561   17000   SH           Other                          17000
Royal Caribbean Cruises Ltd Shs         COM           V7780T103      360   10900   SH         Defined      1 2  10900
San Juan Basin Rty Tr                   UNIT BEN INT  798241105     1306   62690   SH         Defined      1 2  62690
Sara Lee Corp COM                       COM           803111103      306   22000   SH         Defined      1 2  22000
Sba Communications Corp Class A         COM           78388J106      433   12000   SH           Other                          12000
Schlumberger Limited                    COM           806857108      451    7100   SH           Other                           7100
Sector Spdr Energy Select               SBI INT-ENRGY 81369Y506     2290   39817   SH         Defined      1 2  39817
Select Sector SPDR- Financial           SBI INT-FINL  81369Y605     1458   91420   SH         Defined      1 2  91420
Select Sector Spdr Tr Health Care       SBI HEALTHCRE 81369Y209     2287   71177   SH         Defined      1 2  71177
Select Sector SPDR: Consumer Staples    SBI CONS STPL 81369Y308    11192  400729   SH         Defined      1 2 400729
Short S & P 500 ProShares               PSHS SHRT S&P 74347R503     2730   55143   SH         Defined      1 2  55143
SPDR Gold Trust                         GOLD SHS      78463V107    88863  815632   SH         Defined      1 2 815632
Suncor Energy Inc. New                  COM           867224107       91    2800   SH         Defined      1 2   2800
Suncor Energy Inc. New                  COM           867224107      163    5000   SH           Other                           5000
Targa Resources Partners LP             COM UNIT      87611X105     3960  149382   SH         Defined      1 2 149382
Tiffany and Co.                         COM           886547108      237    5000   SH           Other                           5000
Transocean Ltd, Zug Namen-akt.          REG SHS       H8817H100      252    2922   SH         Defined      1 2   2922
United Health Group Inc                 COM           91324P102      235    7200   SH         Defined      1 2   7200
United Technologies Co                  COM           913017109       25     333   SH         Defined      1 2    333
United Technologies Co                  COM           913017109      368    5000   SH           Other                           5000
Unum Group Common                       COM           91529Y106      669   27000   SH           Other                          27000
Unum Group Common                       COM           91529Y106      235    9500   SH         Defined      1 2   9500
USEC, Inc.                              COM           90333E108      387   67000   SH           Other                          67000
USEC, Inc.                              COM           90333E108      289   50000   SH         Defined      1 2  50000
Validus Holdings Ltd Shs                COM SHS       G9319H102      428   15563   SH           Other                          15563
Validus Holdings Ltd Shs                COM SHS       G9319H102      286   10372   SH         Defined      1 2  10372
Vanguard Industrials ETF                INDSTRIAL ETF 92204A603     2430   42217   SH         Defined      1 2  42217
Verizon Communications                  COM           92343V104      443   14295   SH         Defined      1 2  14295
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209       25    1060   SH         Defined      1 2   1060
Vodafone Group Plc New Spnsred ADR New  SPONS ADR NEW 92857W209      352   15100   SH           Other                          15100
Vornado Rlty Tr Common              SH BEN INT        929042109      308    4075   SH           Other                           4075
Walmart Stores Inc.                     COM           931142103      105    1892   SH         Defined      1 2   1892
Walmart Stores Inc.                     COM           931142103      338    6075   SH           Other                           6075
Walt Disney Co.                         COM DISNEY    254687106       70    2000   SH         Defined      1 2   2000
Walt Disney Co.                         COM DISNEY    254687106      447   12800   SH           Other                          12800
Western Gas Partners L.P.               COM UNIT LP   958254104     3938  178370   SH         Defined      1 2 178370
Whole Foods Mkt Inc COM                 COM           966837106      181    5000   SH         Defined      1 2   5000
Williams Partners Common Unit LP        COM UNIT LP   96950F104     3613   89811   SH         Defined      1 2  89811
Yamana Gold Inc.                        COM           98462Y100      798   81000   SH           Other                          81000
Yamana Gold Inc.                        COM           98462Y100      394   40000   SH         Defined      1 2  40000